Commitments - Summary of Contractual Obligations (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 2,396						$ 122
Rental expense	$ 3,493	$ 185	$ 2,252	$ 115	$ 2,507	$ 121
Estimated annual benefit payment period	Next 10 years	Next 10 years	Next 10 years	Next 10 years
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 1,450						74
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 276						$ 14